Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per share (EPS):

30 September	2016	2015	2014
Numerator
Income from continuing operations	$1,099.5	$933.3	$696.7
Income (Loss) from discontinued operations	(468.4)	344.6	295.0
Net Income Attributable to Air Products	$631.1	$1,277.9	$991.7
Denominator (in millions)
Weighted average common shares — Basic	216.4	214.9	212.7
Effect of dilutive securities
Employee stock option and other award plans	1.9	2.4	2.5
Weighted average common shares — Diluted	218.3	217.3	215.2
Basic EPS Attributable to Air Products
Income from continuing operations	$5.08	$4.34	$3.28
Income (Loss) from discontinued operations	(2.16)	1.61	1.38
Net Income Attributable to Air Products	$2.92	$5.95	$4.66
Diluted EPS Attributable to Air Products
Income from continuing operations	$5.04	$4.29	$3.24
Income (Loss) from discontinued operations	(2.15)	1.59	1.37
Net Income Attributable to Air Products	$2.89	$5.88	$4.61